Leases	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Leases
Note 10:	Leases

a.	Lease Agreements:

The Company's offices and its production facility in Israel are located in a building that the Company previously leased from a related party (see note 24a), in accordance with a sub-lease agreement. The Company subleased approximately 3,000 square meters of laboratory, office and clean rooms space at a monthly fee NIS 125 (approximately $35). This sub-lease agreement was amended in October 2021, to extend the period up to October 2025 which was included in the calculation of the lease liability and ROU asset.

In July 2023, the company signed a termination agreement for the sub-lease agreement and signed a new lease agreement for the same area of approximately 3,000 square meters in the same building with the owner of the building at a monthly rent fee of NIS 195 (approximately $54) linked to the index. The lease agreement is for 12 years with an option for an additional 3 years. The company estimation is that it will exercise the 3-year option.

On January 1, 2024, the company entered into a new lease agreement for 380 square meters of office, in Yavne, Israel, close to the main office, the agreement is for two years with options for additional three years. The additional leased area is needed to support the company in extending its activity. The annual fee for this agreement is ILS 437 (approximately $120) linked to the index. The company estimation is that it will exercise the 3-year option.

In addition, the Company and its subsidiary have lease agreements for 18 vehicles for the remaining period of 1.75 years on average.

b.	Amounts recognized in profit or loss and in the statement of cash flows

	Year ended December 31,
	2024	2023

Interest expense on lease liabilities	526	274
Depreciation expenses	664	565
Cash outflow for leases	928	778

The Company determined the appropriate interest rate for discounting leases, with the assistance of a third party. The valuation was based on: credit risk, the weighted average term of the leases and other economic variables. A weighted average interest rate in a range of 1% to 8.47% was used to discount future lease payments in the calculation of the lease liability.

c.	Disclosures in respect of Right- of- Use assets:

	Buildings	Motor vehicles	Total
Cost
Balance as of January 1, 2024	6,511	652	7,163
New leases	390	127	517
Adjustments for indexation	221	8	229
Disposals	-	(268)	(268)

Balance as of December 31, 2024	7,122	519	7,641

Accumulated depreciation
Balance as of January 1, 2024	208	257	465
Depreciation and amortization	471	193	664
Capitalized to Leasehold improvements	64	-	64
Disposals	-	(215)	(215)

Balance as of December 31, 2024	743	235	978

Depreciated cost
Balance as of December 31, 2024	6,379	284	6,663

	Buildings	Motor vehicles	Total
Cost
Balance as of January 1, 2023	2,341	550	2,891
New leases	6,460	407	6,867
Adjustments for indexation	78	3	81
Disposals	(2,368)	(308)	(2,676)

Balance as of December 31, 2023	6,511	652	7,163

Accumulated depreciation
Balance as of January 1, 2023	1,342	334	1,676
Depreciation and amortization	334	231	565
Capitalized to Leasehold improvements	59	-	59
Disposals	(1,527)	(308)	(1,835)

Balance as of December 31, 2023	208	257	465

Depreciated cost
Balance as of December 31, 2023	6,303	395	6,698

d.	Disclosures of the Company's lease liabilities:

	Buildings	Motor vehicles	Total

Balance as of January 1, 2024	6,346	365	6,711
Repayment of leases liabilities	(728)	(200)	(928)
Effect of changes in exchange rates	(38)	(1)	(39)
New finance lease obligation recognized	368	112	480
Adjustments for indexation	221	8	229
Financial expenses	508	19	527
Disposals-Termination of leases	-	(49)	(49)
Balance as of December 31, 2024	6,677	254	6,931

Current maturities of long-term leases	(273)	(145)	(418)
Lease liability Balance as of December 31, 2024	6,404	109	6,513

	Buildings	Motor vehicles	Total

Balance as of January 1, 2023	1,199	179	1,378
Repayment of leases liabilities	(588)	(190)	(778)
Effect of changes in exchange rates	(19)	2	(17)
New finance lease obligation recognized	6,460	365	6,825
Adjustments for indexation	78	3	81
Financial expenses	257	17	274
Disposals-Termination of leases	(1,041)	(11)	(1,052)
Balance as of December 31, 2023	6,346	365	6,711

Current maturities of long-term leases	(180)	(181)	(361)
Lease liability Balance as of December 31, 2023	6,166	184	6,350